COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Schedule of Minimum Rental Commitments Under Noncancelable Leases

Minimum rental commitments under all noncancelable leases, including those pertaining to idled facilities, are presented below.

Minimum Rental Commitments	Total	2013	2014	2015	2016	2017	Thereafter
Capital leases	$5.6	$2.5	$1.9	$0.9	$0.3	$—	$—
Operating leases	62.8	18.1	13.5	6.6	5.9	3.4	15.3